ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions															1 Months Ended	12 Months Ended
	Jul. 16, 2025 CNY (¥)	Feb. 27, 2025 shares	Jan. 06, 2025 shares	Mar. 18, 2024 shares	Apr. 08, 2021 USD ($) $ / shares shares	Apr. 08, 2021 CNY (¥) shares	Jun. 03, 2019 ¥ / shares shares	May 23, 2019 shares	May 20, 2019 shares	Apr. 04, 2019 ¥ / shares shares	Mar. 19, 2019	Mar. 11, 2019 shares	Mar. 05, 2018 shares	Feb. 28, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Mar. 31, 2026 CNY (¥) shares	Feb. 17, 2026 ¥ / shares	Nov. 25, 2025 $ / shares	Mar. 31, 2025 CNY (¥)	Jan. 17, 2023	Nov. 07, 2022 $ / shares	Dec. 17, 2021	Aug. 13, 2020 shares	Apr. 29, 2020 shares	Mar. 31, 2017	Sep. 05, 2016
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total consideration | ¥														¥ 9,600
Non-controlling interests amount | ¥														¥ 17,200	¥ 17,200
Foreign currency translation | ¥															¥ 1,000
Additional paid in capital | ¥																¥ 16,200
Ordinary shares issued		17,340,000	1,020,000	373,846,160
Price per share | $ / shares																					$ 1.755
Ordinary shares, par value | ¥ / shares																	¥ 0.50
Reverse stock split																The Company believes it is appropriate to reflect these nominal share repurchases to result in 4,517,793 ordinary shares issued and outstanding or reduction of 63.5% of total ordinary shares being issued and outstanding after the repurchase of ordinary shares similar to a 0.365-for-1 reverse stock split.
Service fee											100.00%
Assets and liabilities percentage	0.04%
Gain on disposal | ¥	¥ 2,200															¥ 1,726			¥ 1,601
Wto New York Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per share | $ / shares																		$ 1.00
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price per share | $ / shares					$ 4.00
Gross proceeds | $					$ 15.0
Net proceeds					13.9	¥ 88,200
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of common stock issued																							96.95%
Percentage of common stock outstanding																							3.05%
Ordinary shares, shares outstanding																							4,517,793
Repurchase of ordinary shares																4,517,793
Gross proceeds | $					$ 15.0
Common Stock [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ordinary shares issued					3,750,000	3,750,000
Mr. He. HMercury Capital Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate ordinary shares							377,514
Mr. He. HMercury Capital Limited [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued							377,514
Ordinary shares, par value | ¥ / shares							¥ 0.0001
Mr. Wukai Song [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share transfer								135,000
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Authorized shares										150,000
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Authorized shares										135,000
Mr. Bao [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage									100.00%							96.95%									52.00%
Share transfer									12,000,000
Mr. Zhou [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage														28.00%	28.00%										28.00%
Mr. Tang [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage														20.00%	20.00%										20.00%
Mr. Wukai Song [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage													90.00%			100.00%										70.00%
Ordinary shares issued													100,000
Mr. Yunchuan Li [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage													10.00%													30.00%
Share forfeitures										15,000
Price per share | ¥ / shares										¥ 1.00
Mr. Yihuang Chen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share transfer												1
Grandsky Phoenix Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage							96.95%
Repurchase of ordinary shares																								7,620,000
Mr. He. HMercury Capital Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage							3.05%
Repurchase of ordinary shares																								239,721
UTime Limited [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage											100.00%
Mr. He [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage																3.05%
Gesoper [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage																				85.00%		51.00%